LONG-TERM DEBT	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
LONG-TERM DEBT.
LONG-TERM DEBT

12. LONG-TERM DEBT

The following table summarizes our outstanding indebtedness (in thousands):

	At March 31,	At December 31,
	2015	2014
Long-term debt
Senior secured term loan	$497,500	$500,000
Senior secured notes	335,000	350,000
Senior unsecured notes	350,000	350,000
Total debt	1,182,500	1,200,000
Less: original issue discount	(10,769)	(11,213)
Total debt after discount	1,171,731	1,188,787
Less: current portion of long-term debt	(10,000)	(10,000)
Long-term debt, less current portion	$1,161,731	$1,178,787

Credit Facilities

In December 2014, we entered into a credit agreement that provided for a $500.0 million six-year senior secured term loan that matures in 2020 (the “Term Loan”) and a $50.0 million five-year revolver that matures in 2019 (the “Revolving Credit Facility”, and together with the Term Loan, the “Credit Facilities”). The fees associated with the Credit Facilities included original issue discounts of approximately $7.5 million and debt issuance costs of approximately $13.9 million.

We are required to repay the Term Loan in an amount equal to 0.50% per quarter of the initial aggregate principal with the final principal repayment installment on the maturity date.  Interest is due quarterly in arrears each March, June, September and December and the maturity date.

The Revolving Credit Facility remained undrawn as of March 31, 2015.

The interest rate per annum applicable to the Revolving Credit Facility is, at GCA’s option, the base rate or LIBOR plus, in each case, an applicable margin. The interest rate per annum applicable to the Term Loan is also, at GCA’s option, the base rate or LIBOR plus, in each case, an applicable margin. LIBOR will be reset at the beginning of each selected interest period based on the LIBOR rate then in effect; provided that, with respect to the Revolving Credit Facility, if LIBOR is below zero, then such rate will be equal to zero plus the applicable margin, and, with respect to the Term Loan, if LIBOR is below 1.0%, then such rate will be equal to 1.0% plus the applicable margin. The base rate is a fluctuating interest rate equal to the highest of (a) the prime lending rate announced by the administrative agent, (b) the federal funds effective rate from time to time plus 0.50%, and (c) LIBOR (after taking account of any applicable floor) applicable for an interest period of one month plus 1.00%. The applicable margins of 4.75% and 5.25% for the Revolving Credit Facility and Term Loan, respectively, are subject to adjustment based on our consolidated secured leverage ratio.

Voluntary prepayments of the Term Loan and the Revolving Credit Facility and voluntary reductions in the unused commitments are permitted in whole or in part, in minimum amounts as set forth in the credit agreement governing the Credit Facilities, with prior notice but without premium or penalty, except that certain refinancing transactions of the Term Loan within twelve months after the closing of the Credit Facilities will be subject to a prepayment premium of 1.00% of the principal amount repaid.

Subject to certain exceptions, the obligations under the Credit Facilities are secured by substantially all of the present and after acquired assets of each of GCA, Holdings and the subsidiary guarantors (the “Collateral”) including: (a) a perfected first priority pledge of all the capital stock of GCA and each domestic direct, wholly owned material restricted subsidiary held by Holdings, GCA or any such subsidiary guarantor; and (b) a perfected first priority security interest in substantially all other tangible and intangible assets of Holdings, GCA, and such subsidiary guarantors (including, but not limited to, accounts receivable, inventory, equipment, general intangibles, investment property, real property, intellectual property and the proceeds of the foregoing). Subject to certain exceptions, the Credit Facilities are unconditionally guaranteed by Holdings and such subsidiary guarantors and Multimedia Games and its material domestic subsidiaries.

The Term Loan had an applicable interest rate of 6.25% as of March 31, 2015 and December 31, 2014.

We were in compliance with the terms of the Credit Facilities as of March 31, 2015 and December 31, 2014.

Senior Secured Notes

In December 2014, we issued $350.0 million in aggregate principal amount of 7.75% Senior Secured Notes due 2021 (“the “Secured Notes”). The fees associated with the Secured Notes included debt issuance costs of approximately $13.6 million.

Interest is due semi-annually in arrears each March and September.

The Secured Notes were acquired by the initial purchasers pursuant to the terms of a purchase agreement.  Under the terms of the purchase agreement, during a one year period following the closing and upon prior notice from the initial purchasers, the Company must use commercially reasonable efforts to aid the purchasers in the resale of the Secured Notes, including by preparing an updated offering memorandum and participating in reasonable marketing efforts including road shows, to the extent required therein.

We were in compliance with the terms of the Secured Notes as of March 31, 2015 and December 31, 2014.

Senior Unsecured Notes

In December 2014, we issued $350 million in aggregate principal amount of 10.0% Senior Unsecured Notes due 2022 (the “Unsecured Notes”). The fees associated with the Unsecured Notes included original issue discounts of approximately $3.8 million and debt issuance costs of approximately $14.0 million.

Interest is due semi-annually in arrears each January and July.

The Unsecured Notes were acquired by the initial purchasers pursuant to the terms of a purchase agreement.  Under the terms of the purchase agreement, during a one-year period following the closing and upon prior notice from the initial purchasers, the Company must use commercially reasonable efforts to aid the purchasers in the resale of the Unsecured Notes, including by preparing an updated offering memorandum and participating in reasonable marketing efforts including road shows, to the extent required therein.

In connection with the issuance of the Unsecured Notes, the Company entered into a registration rights agreement pursuant to which the Company agreed, for the benefit of the holders of the Unsecured Notes, to file with the SEC, and use its commercially reasonable efforts to cause to become effective, a registration statement relating to an offer to exchange the Unsecured Notes for an issue of SEC-registered notes (the “Exchange Notes”) with terms identical to the Unsecured Notes (except that the Exchange Notes will not be subject to restrictions on transfer or to any increase in annual interest rate as described below). Under certain circumstances, including if applicable interpretations of the staff of the SEC do not permit the Company to effect the exchange offer, the Company and the guarantors must use their commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the Unsecured Notes and to keep that shelf registration statement effective until the first anniversary of the date such shelf registration statement becomes effective, or such shorter period that will terminate when all Unsecured Notes covered by the shelf registration statement have been sold. The obligation to complete the exchange offer and/or file a shelf registration statement will terminate on the second anniversary of the date of the Registration Rights Agreement. If the exchange offer is not completed (or, if required, the shelf registration statement is not declared effective) on or before December 19, 2015, the annual interest rate borne by the Unsecured Notes will be increased by 0.25% per annum for the first 90-day period immediately following such date and by an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum additional rate of 1.00% per annum thereafter until the exchange offer is completed or the shelf registration statement is declared effective, at which time the interest rate will revert to the original interest rate on the date the Unsecured Notes were originally issued.

We were in compliance with the terms of the Unsecured Notes as of March 31, 2015 and December 31, 2014.

12. LONG-TERM DEBT

The following table summarizes our outstanding indebtedness (in thousands):

	At June 30,	At December 31,
	2015	2014
Long-term debt
Senior secured term loan	$495,000	$500,000
Senior secured notes	335,000	350,000
Senior unsecured notes	350,000	350,000
Total debt	1,180,000	1,200,000
Less: original issue and warrant discount	(12,494)	(11,213)
Total debt after discount	1,167,506	1,188,787
Less: current portion of long-term debt	(10,000)	(10,000)
Long-term debt, less current portion	$1,157,506	$1,178,787

Credit Facilities

In December 2014, we entered into a credit agreement that provided for a $500.0 million six-year senior secured term loan that matures in 2020 (the “Term Loan”) and a $50.0 million five-year revolver that matures in 2019 (the “Revolving Credit Facility”, and together with the Term Loan, the “Credit Facilities”). The fees associated with the Credit Facilities included original issue discounts of approximately $7.5 million and debt issuance costs of approximately $13.9 million.

We are required to repay the Term Loan in an amount equal to 0.50% per quarter of the initial aggregate principal with the final principal repayment installment on the maturity date.  Interest is due in arrears each March, June, September and December and at the maturity date; however, interest may be remitted within one to three months of such dates.

The Revolving Credit Facility remained undrawn as of June 30, 2015.

The interest rate per annum applicable to the Revolving Credit Facility is, at GCA’s option, the base rate or LIBOR plus, in each case, an applicable margin. The interest rate per annum applicable to the Term Loan is also, at GCA’s option, the base rate or LIBOR plus, in each case, an applicable margin. LIBOR will be reset at the beginning of each selected interest period based on the LIBOR rate then in effect; provided that, with respect to the Revolving Credit Facility, if LIBOR is below zero, then such rate will be equal to zero plus the applicable margin, and, with respect to the Term Loan, if LIBOR is below 1.0%, then such rate will be equal to 1.0% plus the applicable margin. The base rate is a fluctuating interest rate equal to the highest of (a) the prime lending rate announced by the administrative agent, (b) the federal funds effective rate from time to time plus 0.50%, and (c) LIBOR (after taking account of any applicable floor) applicable for an interest period of one month plus 1.00%. The applicable margins of 4.75% and 5.25% for the Revolving Credit Facility and Term Loan, respectively, are subject to adjustment based on our consolidated secured leverage ratio.

Voluntary prepayments of the Term Loan and the Revolving Credit Facility and voluntary reductions in the unused commitments are permitted in whole or in part, in minimum amounts as set forth in the credit agreement governing the Credit Facilities, with prior notice but without premium or penalty, except that certain refinancing transactions of the Term Loan within twelve months after the closing of the Credit Facilities will be subject to a prepayment premium of 1.00% of the principal amount repaid.

Subject to certain exceptions, the obligations under the Credit Facilities are secured by substantially all of the present and after acquired assets of each of GCA, Holdings and the subsidiary guarantors (the “Collateral”) including: (a) a perfected first priority pledge of all the capital stock of GCA and each domestic direct, wholly owned material restricted subsidiary held by Holdings, GCA or any such subsidiary guarantor; and (b) a perfected first priority security interest in substantially all other tangible and intangible assets of Holdings, GCA, and such subsidiary guarantors (including, but not limited to, accounts receivable, inventory, equipment, general intangibles, investment property, real property, intellectual property and the proceeds of the foregoing). Subject to certain exceptions, the Credit Facilities are unconditionally guaranteed by Holdings and such subsidiary guarantors and Multimedia Games and its material domestic subsidiaries.

The Term Loan had an applicable interest rate of 6.25% as of June 30, 2015 and December 31, 2014.

We were in compliance with the terms of the Credit Facilities as of June 30, 2015 and December 31, 2014.

Senior Secured Notes and Refinance of Senior Secured Notes

In December 2014, we issued $350.0 million in aggregate principal amount of 7.75% Senior Secured Notes due 2021 (the “Secured Notes”). The fees associated with the Secured Notes included debt issuance costs of approximately $13.6 million.

Interest is due quarterly in arrears each January, April, July and October.

The Secured Notes were acquired by the initial purchasers pursuant to the terms of a purchase agreement.  Under the terms of the purchase agreement, during a one year period following the closing and upon prior notice from the initial purchasers, the Company was required to use commercially reasonable efforts to aid the initial purchasers in the resale of the Secured Notes, including by preparing an updated offering memorandum and participating in reasonable marketing efforts including road shows, to the extent required therein. Alternatively, GCA had the ability to redeem the Secured Notes from the initial purchasers without penalty.

On April 15, 2015, the Company entered into a note purchase agreement (the “Note Purchase Agreement”) among GCA, CPPIB Credit Investments III Inc. (the “Purchaser”), and Deutsche Bank Trust Company Americas, as collateral agent (the “Collateral Agent”), and issued $335.0 million in aggregate principal amount of its 7.25% Senior Secured Notes due 2021 (the “Refinanced Secured Notes”) in a private offering to the Purchaser. With the proceeds from the issuance of the Refinanced Secured Notes, GCA redeemed, in full, the Company’s then outstanding Secured Notes from the initial purchasers in accordance with the terms of the indenture governing the Secured Notes. In connection with the issuance of the Refinanced Secured Notes during the second quarter of 2015, we expensed $13.0 million of related debt issuance costs and fees to “Loss on extinguishment of debt” associated with the redeemed Senior Secured Notes that were outstanding prior to the refinance transaction.

In connection with the issuance of the Refinanced Secured Notes and pursuant to the terms of the Note Purchase Agreement, the Company issued to the Purchaser a warrant to purchase 700,000 shares of Holdings’ common stock, with an exercise price equal to $9.88 per share, representing a 30% premium to the volume-weighted average price of Holdings’ common stock for the ten trading days prior to the issuance of the warrant. The warrant expires on the sixth anniversary of the date of issuance. The number of shares issuable pursuant to the warrant and the warrant exercise price are subject to adjustment for stock splits, reverse stock splits, stock dividends, mergers and certain other events. The warrants were valued at $2.2 million using a modified Black-Scholes model and were accounted for as a debt discount.

We were in compliance with the terms of the Secured Notes as of June 30, 2015 and December 31, 2014.

Senior Unsecured Notes

In December 2014, we issued $350 million in aggregate principal amount of 10.0% Senior Unsecured Notes due 2022 (the “Unsecured Notes”). The fees associated with the Unsecured Notes included original issue discounts of approximately $3.8 million and debt issuance costs of approximately $14.0 million.

Interest is due semi-annually in arrears each January and July.

The Unsecured Notes were acquired by the initial purchasers pursuant to the terms of a purchase agreement.  Under the terms of the purchase agreement, during a one-year period following the closing and upon prior notice from the initial purchasers, the Company was required to use commercially reasonable efforts to aid the initial purchasers in the resale of the Unsecured Notes, including by preparing an updated offering memorandum and participating in reasonable marketing efforts including road shows, to the extent required therein. The Unsecured Notes were resold by the initial purchasers to third parties in the second quarter of 2015.

In connection with the issuance of the Unsecured Notes, the Company entered into a registration rights agreement pursuant to which the Company agreed, for the benefit of the initial holders of the Unsecured Notes, to file with the SEC, and use its commercially reasonable efforts to cause to become effective, a registration statement relating to an offer to exchange the Unsecured Notes for an issue of SEC-registered notes (the “Exchange Notes”) with terms identical to the Unsecured Notes (except that the Exchange Notes will not be subject to restrictions on transfer or to any increase in annual interest rate as described below). Under certain circumstances, including if applicable interpretations of the staff of the SEC do not permit the Company to effect the exchange offer, the Company and the guarantors must use their commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the Unsecured Notes and to keep that shelf registration statement effective until the first anniversary of the date such shelf registration statement becomes effective, or such shorter period that will terminate when all Unsecured Notes covered by the shelf registration statement have been sold. The obligation to complete the exchange offer and/or file a shelf registration statement will terminate on the second anniversary of the date of the Registration Rights Agreement. If the exchange offer is not completed (or, if required, the shelf registration statement is not declared effective) on or before December 19, 2015, the annual interest rate borne by the Unsecured Notes will be increased by 0.25% per annum for the first 90-day period immediately following such date and by an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum additional rate of 1.00% per annum thereafter until the exchange offer is completed or the shelf registration statement is declared effective, at which time the interest rate will revert to the original interest rate on the date the Unsecured Notes were originally issued.

We were in compliance with the terms of the Unsecured Notes as of June 30, 2015 and December 31, 2014.

13. LONG-TERM DEBT

The following table summarizes our indebtedness at December 31, (in thousands):

	At December 31,
	2014	2013
Long-term debt
Senior credit facility	$—	$103,000
Senior secured term loan	$500,000	$—
Senior secured notes	350,000	—
Senior unsecured notes	350,000	—
Total debt	1,200,000	103,000
Less: original issue discount	(11,213)	—
Total debt after discount	1,188,787	103,000
Less: current portion of long-term debt	(10,000)	(1,030)
Long-term debt, less current portion	$1,178,787	$101,970

On December 19, 2014 and in connection with the Merger, we refinanced all of our indebtedness outstanding under the Prior Credit Facilities with proceeds from the Credit Facilities and the Notes.

Credit Facilities

On December 19, 2014, GCA, as borrower, and Holdings entered into a credit agreement among GCA, Holdings, Bank of America, N.A. as administrative agent, collateral agent, swing line lender and letter of credit issuer; Deutsche Bank Securities Inc., as syndication agent; and Merrill Lynch, Pierce, Fenner & Smith Incorporated and Deutsche Bank Securities, Inc. as joint lead arrangers and joint book managers (the “Credit Agreement”). The Credit Agreement provides for a $50.0 million five-year Revolving Credit Facility that matures in 2019 and a $500.0 million six-year Term Loan that matures in 2020. The fees associated with the Credit Facilities included discounts of approximately $7.5 million and debt issuance costs of approximately $13.9 million. All borrowings under the Credit Facilities are subject to the satisfaction of customary conditions, including the absence of a default and compliance with representations and warranties.

The interest rate per annum applicable to the Revolving Credit Facility is, at GCA’s option, the base rate or LIBOR plus , in each case, an applicable margin. The interest rate per annum applicable to the Term Loan is also, at GCA’s option, the base rate or LIBOR plus, in each case, an applicable margin.  LIBOR will be reset at the beginning of each selected interest period based on the LIBOR rate then in effect; provided that, with respect to the Revolving Credit Facility, if LIBOR is below zero, then such rate will be equal to zero plus the applicable margin, and, with respect to the Term Loan, if LIBOR is below 1.0% then such rate will be equal to 1.0% plus the applicable margin. The base rate is a fluctuating interest rate equal to the highest of (a) the prime lending rate announced by the administrative agent, (b) the federal funds effective rate from time to time plus 0.50%, and (c) LIBOR (after taking account of any applicable floor) applicable for an interest period of one month plus 1.00%. The applicable margins of 4.75% and 5.25% for the Revolving Credit Facility and Term Loan, respectively, are subject to adjustment based on our consolidated secured leverage ratio.

Voluntary prepayments of the term loan and the revolving loans and voluntary reductions in the unused commitments are permitted in whole or in part, in minimum amounts as set forth in the Credit Agreement governing the Credit Facilities, with prior notice but without premium or penalty, except that certain refinancing transactions of the Term Loan within twelve months after the closing of the Credit Facilities will be subject to a prepayment premium of 1.00% of the principal amount repaid.

Subject to certain exceptions, the obligations under the Credit Facilities are secured by substantially all of the present and after acquired assets of each of GCA, Holdings and the subsidiary guarantors (the “Collateral”) including: (a) a perfected first priority pledge of all the capital stock of GCA and each domestic direct, wholly owned material restricted subsidiary held by Holdings, GCA or any such subsidiary guarantor; and (b) a perfected first priority security interest in substantially all other tangible and intangible assets of Holdings, GCA, and such subsidiary guarantors (including, but not limited to, accounts receivable, inventory, equipment, general intangibles, investment property, real property, intellectual property and the proceeds of the foregoing).  Subject to certain exceptions, the Credit Facilities are unconditionally guaranteed by Holdings and such subsidiary guarantors and Multimedia Games and its material domestic subsidiaries.

The Credit Agreement governing the Credit Facilities contains certain covenants that, among other things, limit Holdings’ ability, and the ability of certain of its subsidiaries, to incur additional indebtedness; sell assets or consolidate or merge with or into other companies; pay dividends or repurchase or redeem capital stock; make certain investments; issue capital stock of subsidiaries; incur liens; prepay, redeem or repurchase subordinated debt; and enter into certain types of transactions with our affiliates. The Credit Agreement governing the Credit Facilities also requires Holdings, together with its subsidiaries, to comply with a consolidated secured leverage ratio as well as an annual excess cash flow requirement.

Events of default under the Credit Agreement governing the Credit Facilities include customary events such as a cross-default provision with respect to other material debt (which includes the Notes).  In addition, an event of default will occur if Holdings undergoes a change of control. This is defined to include the case where Holdings ceases to own 100% of the equity interests of GCA, or where any person or group acquires a percentage of the economic or voting interests of Holdings’ capital stock of 35% or more (determined on a fully diluted basis), or where a majority of the board of directors of Holdings ceases to consist of persons who are directors of Holdings on the closing date of the Credit Facilities or other directors whose nomination for election to the board of directors of GCA was recommended by a majority of the then continuing directors.

At December 31, 2014, we had approximately $500.0 million of borrowings outstanding under the Term Loan and $50.0 million of additional borrowing availability under the Revolving Credit Facility, based upon borrowing base calculations as of such date. We were in compliance with the terms of the Credit Facilities as of December 31, 2014.

Senior Notes

At December 31, 2014, we had two series of outstanding notes: (a)  $350.0 million aggregate principal amount of 7.75% Senior Secured Notes due 2021 (the “Secured Notes”) and (b)  $350.0 million aggregate principal amount of 10.00% Senior Unsecured Notes due 2022 (the “Unsecured Notes”).

On December 19, 2014, we issued the Secured Notes at an initial offering price of 100% and the Unsecured Notes at an initial offering price of 98.921%. Our net proceeds from the sale of the Notes were approximately $680.0 million after deducting discounts of approximately $3.8 million and commissions of approximately $16.2 million and before deducting any other fees and expenses related to the Notes offering. Other fees and expenses included additional debt issuance costs associated with the Notes of approximately $11.2 million.

The Secured Notes are senior secured obligations of the Company, equally and ratably secured with the Company’s obligations under the Credit Facilities.  The Secured Notes rank equally with the Company’s existing and future senior debt and senior to the Company’s existing and future senior subordinated debt.  The Unsecured Notes are senior unsecured obligations of the Company, and rank equally with the Company’s existing and future senior debt and senior to the Company’s existing and future senior subordinated debt.  The Secured Notes are guaranteed on a senior secured basis by Holdings and all of its material domestic subsidiaries (other than GCA) and the Unsecured Notes are guaranteed on a senior unsecured basis by Holdings and all of its material domestic subsidiaries (other than GCA).

The indentures governing the Notes contain certain covenants that, among other things, limit our ability, and the ability of certain of our subsidiaries, to incur additional indebtedness, pay dividends or make distributions or certain other restricted payments, purchase or redeem capital stock, make investments or extend credit, engage in certain transactions with affiliates, consummate certain asset sales, effect a consolidation or merger, or sell, transfer, lease or otherwise dispose of all or substantially all of our assets, or create certain liens and other encumbrances on our assets.

The indentures governing the Notes contain events of default customary for agreements of their type (with customary grace periods, as applicable) and provide that, upon the occurrence of an event of default arising from certain events of bankruptcy or insolvency with respect to Holdings or GCA, all outstanding notes will become due and payable immediately without further action or notice.  If any other type of event of default occurs and is continuing, then the trustee or the holders of at least 25% in principal amount of the then outstanding Secured Notes or Unsecured Notes, as applicable, may declare all such notes to be due and payable immediately.

At the closing of the offering of the Notes, the Notes were acquired by the initial purchasers pursuant to the terms of a purchase agreement.  Under the terms of the purchase agreement, during a one year period following the closing and upon prior notice from the initial purchasers, the Company must use commercially reasonable efforts to aid the purchasers in the resale of the Notes, including by preparing an updated offering memorandum and participating in reasonable marketing efforts including road shows, to the extent required therein.

In connection with the issuance of the Unsecured Notes, the Company entered into a registration rights agreement pursuant to which the Company agreed, for the benefit of the holders of the Unsecured Notes, to file with the Securities and Exchange Commission (the “SEC”), and use its commercially reasonable efforts to cause to become effective, a registration statement relating to an offer to exchange the Unsecured Notes for an issue of SEC-registered notes (the “Exchange Notes”) with terms identical to the Unsecured Notes (except that the Exchange Notes will not be subject to restrictions on transfer or to any increase in annual interest rate as described below).  Under certain circumstances, including if applicable interpretations of the staff of the SEC do not permit the Company to effect the exchange offer, the Company and the guarantors must use their commercially reasonable efforts to cause to become effective a shelf registration statement relating to resales of the Unsecured Notes and to keep that shelf registration statement effective until the first anniversary of the date such shelf registration statement becomes effective, or such shorter period that will terminate when all Unsecured Notes covered by the shelf registration statement have been sold. The obligation to complete the exchange offer and/or file a shelf registration statement will terminate on the second anniversary of the date of the Registration Rights Agreement.  If the exchange offer is not completed (or, if required, the shelf registration statement is not declared effective) on or before December 19, 2015, the annual interest rate borne by the Unsecured Notes will be increased by 0.25% per annum for the first 90-day period immediately following such date and by an additional 0.25% per annum with respect to each subsequent 90-day period, up to a maximum additional rate of 1.00% per annum thereafter until the exchange offer is completed or the shelf registration statement is declared effective, at which time the interest rate will revert to the original interest rate on the date the Unsecured Notes were originally issued.

We were in compliance with the covenants of the Notes as of December 31, 2014.

Principal Repayments

The maturities of our borrowings at December 31, 2014 are as follows (in thousands):

Amount
Maturities of borrowings
2015	$10,000
2016	10,000
2017	10,000
2018	10,000
2019	10,000
Thereafter	1,150,000
Total	$1,200,000